Available-for-sale assets and discontinued operations (Details Text) - BRL (R$) R$ in Thousands	Apr. 03, 2018	Dec. 31, 2017	Apr. 03, 2017	Jan. 09, 2017
Availableforsale Assets And Discontinued Operations Details Text [Abstract]
Sale of subsidiary	R$ 100,000		R$ 450,000	R$ 550,000
Sale of subsidiary, capital gain		R$ 276,816
Sale of subsidiary, Total income		550,000
Sale of subsidiary, net assets		R$ 273,184